Investment Strategy - Pictet AI Enhanced US Equity ETF	Feb. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies. A “US Company” for the purposes of this Fund are those that are listed within the S&P 500 Index (the “Index”).

In managing the Fund’s assets, Pictet Asset Management S.A., the Fund’s investment adviser (“Pictet AM SA” or the “Adviser”), seeks to outperform (net of fees) the Index using an enhanced index strategy with a low tracking error to invest across the U.S. equity market using an artificial intelligence model to identify stocks. Artificial intelligence refers, in this case, to the application of computer systems or models to perform tasks that typically require human intelligence. The artificial intelligence model uses 250+ features engineered from a broad range of data such as fundamentals, analyst sentiment, prices and market activity, short interest and calendar effects to make relative forecasts of the stocks of the Index. These are regularly updated and combined in a proprietary optimizer with risk and control estimates and constraints on position sizing. The Adviser reviews the output of the optimizer, which drives both buy/sell recommendations during implementation of the desired portfolio. These buy/sell recommendations are then reviewed and approved by the portfolio managers before purchases and sales are executed. As a result of this investment approach, the Fund may experience a high portfolio turnover rate.

The securities the Fund invests in include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”).

The Fund will concentrate (i.e., invest more than 25% of its total assets) in an industry or a group of related industries to the extent the S&P 500 Index concentrates in such industry or group of related industries. As of January 30, 2026, the S&P 500 Index was concentrated in the group of industries comprising the information technology sector.

The Fund may invest in equity securities of any market capitalization of companies listed in the Index.

The Fund uses ESG considerations as an input for security selection and/or portfolio construction. The investment process considers relevant sustainability risks, including transition risks (arising from the shift to a low-carbon economy), physical risks (stemming for example from global warming, extreme weather events, wildfires), environmental risks (such as resource depletion and pollution), social risks (including poor labor standards and human rights violations), and governance risks (resulting from weak corporate structures such as malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics). These risks are addressed through a combination of portfolio management decisions, exclusion of issuers, and active ownership activities. Issuers with high sustainability risks and/or adverse impacts on society and the environment may, however, be purchased and retained in the Fund. sustainability risks may have a positive or a negative effect on the returns of the Fund’s portfolio. The sustainability risks deemed material to the Fund are at the discretion of the Adviser.

In addition, other key ESG features of the Fund are:

●	Higher weighted-average ESG score than the Index at the time the Fund purchases a portfolio investment;

●	The Fund adopts an exclusion policy for direct investments and excludes issuers that:

(i.)	are involved in the production nuclear weapons in countries that are not signatories to the Treaty on the Non-Proliferation of Nuclear Weapons (NPT), and in the production of other controversial weapons; and

(ii.)	derive a significant portion of their revenue from activities detrimental to the environment such as thermal coal extraction;

●	The Adviser ensures that voting rights are exercised methodically; and

●	The Adviser may engage with issuers in order to positively influence ESG practices.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) in an industry or a group of related industries to the extent the S&P 500 Index concentrates in such industry or group of related industries. As of January 30, 2026, the S&P 500 Index was concentrated in the group of industries comprising the information technology sector.